Credit Facility	12 Months Ended
Apr. 27, 2013
Credit Facility
3.	Credit Facility

On April 29, 2011, the Company entered into an amended and restated credit agreement (the 2011 Amended Credit Agreement) with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, which amended and restated the credit agreement (the 2009 Credit Agreement) entered into on September 30, 2009 with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders. Under the 2011 Amended Credit Agreement, Lenders are providing up to $1,000,000 in aggregate commitments under a five-year asset-backed revolving credit facility, which is secured by eligible inventory with the ability to include eligible real estate and accounts receivable and related assets. Borrowings under the 2011 Amended Credit Agreement are limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the 2011 Amended Credit Agreement). In addition, the Company has the option to request an increase in commitments under the 2011 Amended Credit Agreement by up to $300,000, subject to certain restrictions.

The 2011 Amended Credit Agreement requires Availability (as defined in the 2011 Amended Credit Agreement) to be greater than the greater of (i) 10% of the Loan Cap (as defined in the 2011 Amended Credit Agreement) and (ii) $50,000. In addition, the 2011 Amended Credit Agreement contains covenants that limit, among other things, the Company’s ability to incur indebtedness, create liens, make investments, make restricted payments, merge or acquire assets, and contains default provisions that are typical for this type of financing, among other things. Proceeds from the 2011 Amended Credit Facility are used for general corporate purposes, including seasonal working capital needs.

As a result of the 2011 Amended Credit Agreement, $6,580 of deferred financing fees related to the 2009 Credit Agreement were written off in fiscal 2011, and included in net interest expenses. The remaining unamortized deferred costs of $16,341 and new charges of $10,180 relating to the Company’s 2011 Amended Credit Facility were deferred and are being amortized over the five-year term of the 2011 Amended Credit Facility.

On April 27, 2012, the Company entered into an amendment the 2011 Amended Credit Agreement in order to permit the transactions contemplated by the investment agreement among the Company, Morrison Investment Holdings, Inc. (Morrison), and Microsoft Corporation (Microsoft) and to make certain other changes to the Company’s 2011 Amended Credit Agreement in connection therewith. On December 21, 2012, the Company entered into an amendment the 2011 Amended Credit Agreement in order to permit the transactions contemplated by the investment agreement between NOOK Media LLC (NOOK Media) and a subsidiary of Pearson plc (Pearson) and make certain other changes to the Company’s 2011 Amended Credit Agreement in connection therewith. On April 26, 2013, the Company entered into a letter amendment to the 2011 Amended Credit Agreement in order to amend the definition of Consolidated EBITDA contained therein to exclude the impact of inventory charges in the fiscal quarter ended January 26, 2013 from the calculation of Consolidated EBITDA. The 2011 Amended Credit Agreement, as amended and modified to date, is hereinafter referred to as the 2013 Amended Credit Facility.

On June 24, 2013, the Company entered into an amendment to its existing credit agreement with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders party thereto in order to amend the restricted payments covenant contained therein.

Selected information related to the Company’s credit facilities:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Credit facility at period end	$77,000	324,200	313,100
Average balance outstanding during the period	$214,702	306,038	338,971
Maximum borrowings outstanding during the period	$462,900	582,000	622,800
Weighted average interest rate during the period (a)	5.56%	4.71%	6.23%
Interest rate at end of period	4.93%	3.32%	5.13%

(a)	Includes commitment fees.

Fees expensed with respect to the unused portion of the credit facilities were $3,794, $3,343 and $5,466 during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. The Company had $33,904 of outstanding letters of credit under the 2013 Amended Credit Facility as of April 27, 2013 compared with $37,399 as of April 28, 2012.

The Company has no agreements to maintain compensating balances.